Note 12 - Variable Interest Entities and Other Long-Term Investment (Tables) (Weidian [Member])	12 Months Ended
Dec. 31, 2014
Weidian [Member]
Note 12 - Variable Interest Entities and Other Long-Term Investment (Tables) [Line Items]
Schedule of Variable Interest Entities [Table Text Block]
	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2013	2014	2014
Total assets	¥597,574	¥1,274,631	$205,433
Total liabilities	324	916,514	147,715
Revenues	-	-	-
Net loss	14,368	239,133	38,541
Net cash provided by operating activities	5,761	783,358	126,254
Net cash provided by investing activities	-	-	-
Net cash provided by financing activities	-	-	-